Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accrued expenses and other current liabilities
Logistics expenses accruals	¥ 303,880		¥ 365,686
Advances from customers	120,858		63,677	¥ 65,264
Outsourced labor cost payable	74,698		107,524
Salary and welfare payable	223,843		128,064
Professional fee accruals	24,786		16,116
Marketing expenses accruals	177,084		94,605
Other tax payable	10,567		25,783
Sales return accrual	1,497		3,973
Consideration payable	75,453		97,118
Others	12,874		81,973
Accrued expenses and other current liabilities	¥ 1,025,540	$ 148,689	¥ 984,519